Pension plan obligations (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) Number	Dec. 31, 2023 BRL (R$) Number
Sabesprev Mais [Member]
IfrsStatementLineItems [Line Items]
Number of participants	8,762	9,277
VIVEST [Member]
IfrsStatementLineItems [Line Items]
Number of participants of retirement benefit plan not receiving benefits | Number	82	68
G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Description of defined benefit plan	0.99% of the portion of the salary of participation up to 20 salaries; and
Additional description of defined benefit plan	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries
Number of participants of retirement benefit plan receiving benefits | Number	1,895	2,715
Number of participants of retirement benefit plan not receiving benefits | Number	8,907	8,171
Contributions of the Company and participants	R$ 39,676	R$ 40,898
Contribution participants	5,683	35,443
Actuarial deficit	34,258	224
Actuarial deficit participants	R$ 32,810	R$ 27,147
G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Active participants of plan	1,853	1,808